Vessel Charters - Schedules of Estimated Minimum Hire Payments (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014
Charters-out [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases, Remainder of 2014	$ 624.0
Operating leases, 2015	1,438.8
Operating leases, 2016	1,231.4
Operating leases, 2017	1,225.1
Operating leases, 2018	997.2
Direct financing leases, Remainder of 2014	45.0
Direct financing leases, 2015	95.5
Direct financing leases, 2016	95.8
Direct financing leases, 2017	219.8
Direct financing leases, 2018	185.6
Future minimum payments, Remainder of 2014	669.0
Future minimum payments, 2015	1,534.3
Future minimum payments, 2016	1,327.2
Future minimum payments, 2017	1,444.9
Future minimum payments, 2018	1,182.8
Charters-in [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases, Remainder of 2014	34.5
Operating leases, 2015	31.9
Operating leases, 2016	9.1
Operating leases, 2017	9.1
Operating leases, 2018	0.4
Capital leases, Remainder of 2014	42.4
Capital leases, 2015	31.8
Capital leases, 2016	31.7
Capital leases, 2017	55.0
Capital leases, 2018	51.3
Future minimum payments, Remainder of 2014	76.9
Future minimum payments, 2015	63.7
Future minimum payments, 2016	40.8
Future minimum payments, 2017	64.1
Future minimum payments, 2018	$ 51.7